Pro Forma and Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013		Dec. 31, 2012
Interest income	$ 1,260	$ 87,567	[1]	$ 33,759
Interest expense		15,024	[1]	704
Net Interest Income	1,260	72,543	[1]	33,055
Impairment (Reversal)
Other-than-temporary impairment ("OTTI") on securities		4,993	[1]
Valuation allowance on loans		461	[1]
Impairment Net Of The Reversal Of Prior Valuation Allowances On Loans		5,454	[1]
Net interest income after impairment	1,260	67,089	[1]	33,055
Other Income
Change in fair value of investments in excess mortgage servicing rights	367	53,332	[1]	9,023
Change in fair value of investments in excess mortgage servicing rights, equity method investees		50,343	[1]
Earnings from investments in consumer loans, equity method investee		82,856	[1]
Gain on settlement of securities		52,657	[1]
Other income		1,820	[1]	8,400
Other Income	367	241,008	[1],[2]	17,423	[2]
Expenses
General and administrative expenses	874	10,284	[1]	5,878
Management fee allocated by Newcastle	39	4,134	[1]	3,353
Management fee to affiliate		11,209	[1]
Incentive compensation to affiliate		16,847	[1]
[OperatingExpenses]	913	42,474	[1]	9,231
Income (Loss) before Income Taxes	714	265,623	[1]	41,247
Net Income (Loss)	714	265,623	[1]	41,247
Noncontrolling Interests in Income (Loss) of Consolidated Subsidiaries		(326)	[1]
Net Income (Loss) Applicable to Common Stockholders	714	265,949	[1]	41,247
Income Per Share of Common Stock
Basic		$ 1.05	[1]	$ 0.16
Diluted		$ 1.03	[1]	$ 0.16
Weighted Average Number of Shares of Common Stock Outstanding
Basic	253,025,645	253,078,048	[1]	253,025,645
Diluted	253,025,645	257,368,255	[1]	253,025,645
Dividends Declared per Share of Common Stock		$ 0.495	[1]
Pro Forma Adjustments
Interest income		(2,167)	[3]
Interest expense		62,029	[4]
Net Interest Income		(64,196)
Impairment (Reversal)
Net interest income after impairment		(64,196)
Expenses
Management fee allocated by Newcastle		71	[5]
[OperatingExpenses]		71
Income (Loss) before Income Taxes		(64,267)
Net Income (Loss)		(64,267)
Noncontrolling Interests in Income (Loss) of Consolidated Subsidiaries		(29,189)	[6]
Net Income (Loss) Applicable to Common Stockholders		(35,078)
Pro Forma
Interest income		85,400
Interest expense		77,053
Net Interest Income		8,347
Impairment (Reversal)
Other-than-temporary impairment ("OTTI") on securities		4,993
Valuation allowance on loans		461
Impairment Net Of The Reversal Of Prior Valuation Allowances On Loans		5,454
Net interest income after impairment		2,893
Other Income
Change in fair value of investments in excess mortgage servicing rights		53,332
Change in fair value of investments in excess mortgage servicing rights, equity method investees		50,343
Earnings from investments in consumer loans, equity method investee		82,856
Gain on settlement of securities		52,657
Other income		1,820
Other Income		241,008
Expenses
General and administrative expenses		10,284
Management fee allocated by Newcastle		4,205
Management fee to affiliate		11,209
Incentive compensation to affiliate		16,847
[OperatingExpenses]		42,545
Income (Loss) before Income Taxes		201,356
Net Income (Loss)		201,356
Noncontrolling Interests in Income (Loss) of Consolidated Subsidiaries		(29,515)
Net Income (Loss) Applicable to Common Stockholders		$ 230,871
Income Per Share of Common Stock
Basic		$ 0.91	[7]
Diluted		$ 0.90	[8]
Weighted Average Number of Shares of Common Stock Outstanding
Basic		253,078,048	[7]
Diluted		257,368,255	[8]

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[2]	Earnings from investments in equity method investees is included in other income.
[3]	Represents the reduction in interest income from the net Agency ARM RMBS with a net face of $154.2 million sold subsequent to December 31, 2013. The full year of interest income was computed based on the weighted average accounting yield of the securities of 1.33%. A 1/8% increase (decrease) in the benchmark interest rate would result in an increase (decrease) in interest income of approximately $0.2 million for the year ended December 31, 2013, respectively.
[4]	Represents additional interest expense from the additional repurchase agreements and notes payable. The full year of interest expense on the repurchase agreements related to Agency ARM RMBS and Non-Agency RMBS was computed based on a weighted average rate of the repurchase agreements of 0.65%, and additional interest expense related to the repurchase agreement for the purchase of mezzanine and subordinate tranches of a Non-Agency RMBS securitization previously sponsored by Springleaf was computed at a rate of 2.17%. The repurchase agreement related to the Consumer Loan Companies had an outstanding balance of $150.0 million and funding cost of approximately 4.17%. The interest expense on the notes payable related to the servicer advance investments was computed based on a weighted average funding cost of 3.01%. A 1/8% increase (decrease) in the benchmark interest rate, considering servicer advances are financed with approximately 66.7% floating rate debt, would result in an increase (decrease) in interest expense of approximately $2.0 million for the year ended December 31, 2013.
[5]	Represents additional management fees related to the capital transactions noted herein.
[6]	Represents the interest expense related to the servicer advances attributable to non-controlling interests.
[7]	Basic earnings per share and weighted average number of basic shares outstanding reflect shares of common stock issued in connection with the spinoff as if they been outstanding for the entire year ended December 31, 2013.
[8]	Diluted earnings per share and weighted average number of diluted shares outstanding reflect shares of common stock issued in connection with the spin-off as if they been outstanding for the entire year ended December 31, 2013. For periods prior to the spin-off on May 15, 2013, the options issued on the spin-off date as a result of the conversion of Newcastle options were treated as if they were granted on May 15, 2013 since no New Residential awards were outstanding prior to that date. The pro forma weighted average diluted shares outstanding have not been adjusted to reflect options issued in connection with this offering as if they had been issued on January 1, 2013 since pro forma adjustments for the investments acquired with the related proceeds have not been applied to the income statement as described above. The estimated fair value of these options is $ , based on an assumed offering price of $ , which was the last reported sale price on , 2014.